VARIABLE INTEREST ENTITIES ("VIEs") VARIABLE INTEREST ENTITIES ("VIEs") - HILLI LLC (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Jul. 31, 2018	Jul. 12, 2018
Variable Interest Entity [Line Items]
Investment in affiliate	$ 191,012	$ 193,270
Hilli LLC
Variable Interest Entity [Line Items]
Investment in affiliate	191,012	$ 193,270
Hilli LLC | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Investment in affiliate	$ 191,000
Hilli LLC
Variable Interest Entity [Line Items]
Business acquisition, percentage of interests acquired			50.00%	50.00%
Hilli LLC | Hilli LLC | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Business acquisition, percentage of interests acquired				50.00%